Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Current assets taxes	$ 2,493	$ 739
Current liabilities taxes	276	211
Current tax liabilities noncurrent	504	552
Brazil [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	2,485	733
Current liabilities taxes	128	122
Current tax liabilities noncurrent	504	552
Brazil [member] | Income taxes [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	2,485	733
Current liabilities taxes	71	66
Brazil [member] | Tax settlement programs - PRT [member]
Disclosure Of Income Taxes [line items]
Current liabilities taxes	57	56
Current tax liabilities noncurrent	504	552
Foreign countries [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	8	6
Current liabilities taxes	$ 148	$ 89